Accounts Receivable (Details) - Schedule of accounts receivable - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule of Accounts Receivable [Abstract]
Accounts receivable, gross	$ 2,560,894	$ 27,911,421
Less: allowance for doubtful accounts	854,615	463,514
Accounts receivable	$ 1,706,279	$ 27,447,907